Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

May 31, 2021

SHI-QTLY-0721
1.834744.115

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.4%
	Principal Amount	Value
Aerospace - 4.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$1,429,000	$1,467,404
BWX Technologies, Inc. 4.125% 6/30/28 (a)	995,000	999,975
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	901,281
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	2,085,000	2,130,036
Moog, Inc. 4.25% 12/15/27 (a)	2,045,000	2,096,125
Rolls-Royce PLC 5.75% 10/15/27 (a)	1,270,000	1,365,822
TransDigm, Inc. 6.25% 3/15/26 (a)	5,853,000	6,169,530

TOTAL AEROSPACE		15,130,173

Automotive & Auto Parts - 1.6%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,270,000	1,219,200
Ford Motor Credit Co. LLC:
4% 11/13/30	1,710,000	1,744,097
4.687% 6/9/25	1,005,000	1,080,435
5.113% 5/3/29	650,000	712,706
5.125% 6/16/25	660,000	722,288

TOTAL AUTOMOTIVE & AUTO PARTS		5,478,726

Banks & Thrifts - 0.4%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	1,360,000	1,325,524
Broadcasting - 2.0%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	650,000	480,994
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	465,000	452,213
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	320,000	320,800
5% 8/1/27 (a)	1,160,000	1,212,200
5.5% 7/1/29 (a)	2,845,000	3,079,713
Tegna, Inc.:
4.625% 3/15/28	1,270,000	1,296,988
5% 9/15/29	240,000	245,700

TOTAL BROADCASTING		7,088,608

Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	480,000	500,256
Standard Industries, Inc. 4.375% 7/15/30 (a)	1,485,000	1,501,172

TOTAL BUILDING MATERIALS		2,001,428

Cable/Satellite TV - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	200,000	199,600
4.5% 8/15/30 (a)	780,000	794,843
4.5% 5/1/32	2,370,000	2,390,975
4.5% 6/1/33 (a)	730,000	728,387
5% 2/1/28 (a)	4,214,000	4,408,898
CSC Holdings LLC:
3.375% 2/15/31 (a)	4,195,000	3,911,838
4.125% 12/1/30 (a)	1,065,000	1,040,825
5.375% 2/1/28 (a)	700,000	735,875
5.5% 4/15/27 (a)	1,961,000	2,059,050
Virgin Media Secured Finance PLC 4.5% 8/15/30 (a)	2,185,000	2,179,538
Ziggo BV 5.5% 1/15/27 (a)	777,000	805,166

TOTAL CABLE/SATELLITE TV		19,254,995

Chemicals - 7.7%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	1,200,000	1,257,000
CF Industries Holdings, Inc.:
4.95% 6/1/43	9,000	10,184
5.15% 3/15/34	3,438,000	4,055,809
5.375% 3/15/44	531,000	619,943
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (a)(b)(c)	904,000	892,843
6.875% 6/15/25 (a)	235,000	236,403
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,656,325
5.25% 12/15/29	130,000	136,419
5.65% 12/1/44	1,034,000	1,048,114
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	1,960,000	2,097,200
Olin Corp.:
5% 2/1/30	4,444,000	4,710,640
5.125% 9/15/27	2,525,000	2,636,403
5.625% 8/1/29	970,000	1,055,108
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	3,101,952
Valvoline, Inc. 4.25% 2/15/30 (a)	1,410,000	1,438,200
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	630,000	663,075
5.625% 10/1/24 (a)	1,246,000	1,370,600

TOTAL CHEMICALS		26,986,218

Consumer Products - 1.0%
Mattel, Inc. 3.75% 4/1/29 (a)	630,000	644,944
Newell Brands, Inc.:
5.875% 4/1/36	565,000	701,408
6% 4/1/46	1,735,000	2,199,113

TOTAL CONSUMER PRODUCTS		3,545,465

Containers - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	55,000	56,306
Diversified Financial Services - 3.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (a)	490,000	502,250
5.25% 5/15/27	6,215,000	6,370,375
6.25% 5/15/26	2,549,000	2,694,599
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	1,005,000	982,388
MSCI, Inc. 5.375% 5/15/27 (a)	1,713,000	1,824,739
Onemain Finance Corp. 7.125% 3/15/26	624,000	726,180

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,100,531

Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co. 5.875% 10/1/30 (a)	1,500,000	1,620,000
Twitter, Inc. 3.875% 12/15/27 (a)	1,060,000	1,118,300

TOTAL DIVERSIFIED MEDIA		2,738,300

Energy - 17.2%
Apache Corp.:
4.25% 1/15/30	244,000	245,830
4.75% 4/15/43	670,000	662,597
5.1% 9/1/40	686,000	707,931
5.25% 2/1/42	1,030,000	1,069,037
5.35% 7/1/49	170,000	174,299
Cheniere Energy Partners LP:
4% 3/1/31 (a)	1,355,000	1,398,631
5.625% 10/1/26	1,310,000	1,364,038
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	1,233,000	1,294,650
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,860,000	2,182,766
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	2,198,000	2,263,940
5.75% 4/1/25	5,081,000	5,206,501
6% 2/1/29 (a)	1,910,000	1,976,850
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,580,000	1,580,000
5.75% 2/15/28 (a)	175,000	175,438
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	104,522
6.45% 11/3/36 (a)	435,000	495,717
8.125% 8/16/30	30,000	39,067
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	90,000	92,925
5.75% 1/30/28 (a)	905,000	957,110
6.625% 7/15/25 (a)	225,000	238,534
EnLink Midstream LLC 5.625% 1/15/28 (a)	220,000	229,009
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	245,050
5.45% 6/1/47	605,000	530,646
5.6% 4/1/44	1,018,000	910,377
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	1,140,000	1,147,125
5.5% 7/15/28	905,000	966,214
6.5% 7/15/48	550,000	583,935
EQT Corp. 3.9% 10/1/27	1,654,000	1,766,307
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,130,000	1,185,596
5.625% 2/15/26 (a)	592,000	613,703
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	380,000	399,000
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	365,000	374,125
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	529,716
4.3% 8/15/39	340,000	290,700
4.4% 4/15/46	995,000	854,526
4.4% 8/15/49	1,140,000	957,600
5.55% 3/15/26	1,660,000	1,772,050
6.125% 1/1/31	765,000	848,500
6.2% 3/15/40	330,000	348,150
6.45% 9/15/36	1,745,000	1,965,603
7.5% 5/1/31	330,000	392,505
7.875% 9/15/31	210,000	255,263
8.875% 7/15/30	715,000	916,559
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,335,000	2,393,375
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	1,095,000	1,092,263
4.95% 7/15/29 (a)	570,000	584,831
6.875% 4/15/40 (a)	220,000	236,775
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	1,295,000	1,286,634
5.875% 3/15/28	215,000	225,750
6% 4/15/27	30,000	31,350
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (a)	265,000	269,521
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	255,000	256,913
6% 3/1/27 (a)	1,111,000	1,136,825
6% 12/31/30 (a)	1,360,000	1,387,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)	1,885,000	1,869,147
4.875% 2/1/31 (a)	2,460,000	2,570,700
5.375% 2/1/27	332,000	345,280
5.5% 3/1/30	280,000	302,512
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,248,000
Western Gas Partners LP:
3.95% 6/1/25	240,000	249,000
4.35% 2/1/25	985,000	1,026,863
4.65% 7/1/26	375,000	399,855
5.3% 2/1/30	2,950,000	3,252,375

TOTAL ENERGY		60,477,811

Environmental - 1.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	1,275,000	1,332,375
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,800,000
Stericycle, Inc. 3.875% 1/15/29 (a)	925,000	922,688

TOTAL ENVIRONMENTAL		4,055,063

Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (a)	3,055,000	2,929,745
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	165,000	160,393

TOTAL FOOD & DRUG RETAIL		3,090,138

Food/Beverage/Tobacco - 3.0%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	696,000	761,250
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,826,017
6.5% 4/15/29 (a)	3,994,000	4,478,273
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,165,000	1,275,248
4.25% 3/1/31	1,100,000	1,223,142
U.S. Foods, Inc. 6.25% 4/15/25 (a)	925,000	980,075

TOTAL FOOD/BEVERAGE/TOBACCO		10,544,005

Gaming - 2.4%
MCE Finance Ltd.:
5.375% 12/4/29 (a)	535,000	570,845
5.75% 7/21/28 (a)	805,000	857,728
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	892,000	943,299
4.625% 6/15/25 (a)	315,000	333,900
5.75% 2/1/27	664,000	735,174
MGM Resorts International 5.75% 6/15/25	620,000	681,225
VICI Properties, Inc.:
4.25% 12/1/26 (a)	725,000	745,844
4.625% 12/1/29 (a)	1,075,000	1,118,376
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (a)	1,330,000	1,418,113
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,028,000	1,045,540

TOTAL GAMING		8,450,044

Healthcare - 4.9%
Centene Corp.:
2.5% 3/1/31	1,390,000	1,331,620
3.375% 2/15/30	2,000,000	2,020,000
4.25% 12/15/27	1,425,000	1,496,250
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (a)	265,000	264,006
4.25% 5/1/28 (a)	150,000	153,938
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	640,000	652,730
Hologic, Inc.:
3.25% 2/15/29 (a)	1,125,000	1,096,875
4.625% 2/1/28 (a)	170,000	176,720
IQVIA, Inc. 5% 5/15/27 (a)	630,000	659,673
Jazz Securities DAC 4.375% 1/15/29 (a)	305,000	313,686
Organon Finance 1 LLC 4.125% 4/30/28 (a)	775,000	782,750
Teleflex, Inc. 4.25% 6/1/28 (a)	305,000	314,531
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	5,745,000	5,859,900
4.875% 1/1/26 (a)	690,000	712,425
5.125% 11/1/27 (a)	1,500,000	1,565,655

TOTAL HEALTHCARE		17,400,759

Homebuilders/Real Estate - 2.0%
Howard Hughes Corp. 4.375% 2/1/31 (a)	675,000	669,094
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,700,590
Service Properties Trust:
3.95% 1/15/28	85,000	76,075
4.375% 2/15/30	605,000	544,500
4.95% 2/15/27	1,245,000	1,192,088
4.95% 10/1/29	515,000	480,238
5.5% 12/15/27	480,000	493,999

TOTAL HOMEBUILDERS/REAL ESTATE		7,156,584

Hotels - 1.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	1,130,000	1,105,790
4% 5/1/31 (a)	3,185,000	3,212,041
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	443,756
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	592,000	605,320

TOTAL HOTELS		5,366,907

Leisure - 1.2%
Carnival Corp. 10.5% 2/1/26 (a)	2,290,000	2,700,780
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	265,000	293,143
11.5% 6/1/25 (a)	1,135,000	1,313,763

TOTAL LEISURE		4,307,686

Metals/Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	21,717
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	63,800

TOTAL METALS/MINING		85,517

Publishing/Printing - 0.4%
Meredith Corp. 6.5% 7/1/25 (a)	1,275,000	1,373,494
Services - 5.0%
AECOM 5.125% 3/15/27	2,030,000	2,245,688
Aramark Services, Inc. 5% 2/1/28 (a)	3,660,000	3,777,806
ASGN, Inc. 4.625% 5/15/28 (a)	3,400,000	3,536,000
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	1,595,000	1,596,065
Gartner, Inc. 3.75% 10/1/30 (a)	530,000	532,014
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	838,000
Iron Mountain, Inc. 4.875% 9/15/29 (a)	1,270,000	1,301,750
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,545,000	2,442,564
Service Corp. International 5.125% 6/1/29	695,000	752,268
TriNet Group, Inc. 3.5% 3/1/29 (a)	595,000	578,638

TOTAL SERVICES		17,600,793

Super Retail - 1.3%
Hanesbrands, Inc. 4.875% 5/15/26 (a)	1,270,000	1,360,234
Levi Strauss & Co. 3.5% 3/1/31 (a)	525,000	516,989
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,208,815
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	1,350,000	1,436,063

TOTAL SUPER RETAIL		4,522,101

Technology - 3.4%
CDK Global, Inc. 5.25% 5/15/29 (a)	2,398,000	2,587,106
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	598,563
Gartner, Inc. 4.5% 7/1/28 (a)	820,000	863,050
Match Group Holdings II LLC 4.125% 8/1/30 (a)	305,000	303,368
Nuance Communications, Inc. 5.625% 12/15/26	488,000	513,376
ON Semiconductor Corp. 3.875% 9/1/28 (a)	620,000	629,300
Open Text Corp. 3.875% 2/15/28 (a)	2,760,000	2,759,255
Sensata Technologies BV 4% 4/15/29 (a)	1,115,000	1,117,007
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,335,000	1,303,294
Square, Inc. 2.75% 6/1/26 (a)	360,000	362,916
TTM Technologies, Inc. 4% 3/1/29 (a)	460,000	454,825
Twilio, Inc. 3.875% 3/15/31	295,000	299,752

TOTAL TECHNOLOGY		11,791,812

Telecommunications - 11.2%
Altice Financing SA 5% 1/15/28 (a)	460,000	456,490
Altice France SA 7.375% 5/1/26 (a)	1,120,000	1,164,710
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,895,735
7.5% 10/15/26 (a)	3,805,000	3,995,250
Level 3 Financing, Inc.:
4.25% 7/1/28 (a)	3,815,000	3,823,202
4.625% 9/15/27 (a)	1,240,000	1,273,685
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,527,688
6.875% 1/15/28	80,000	89,000
Millicom International Cellular SA 4.5% 4/27/31 (a)	200,000	208,610
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,605,000	2,744,889
SBA Communications Corp. 3.875% 2/15/27	705,000	720,863
Sprint Capital Corp.:
6.875% 11/15/28	9,510,000	11,897,558
8.75% 3/15/32	1,720,000	2,549,900
Telecom Italia Capital SA:
6% 9/30/34	739,000	816,595
7.2% 7/18/36	3,400,000	4,212,821

TOTAL TELECOMMUNICATIONS		39,376,996

Transportation Ex Air/Rail - 0.1%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	370,000	395,648
Utilities - 10.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (a)	1,355,000	1,310,963
4.75% 3/15/28 (a)	290,000	299,788
DCP Midstream Operating LP:
5.125% 5/15/29	3,305,000	3,562,460
5.625% 7/15/27	1,285,000	1,413,500
InterGen NV 7% 6/30/23 (a)	1,496,000	1,474,727
NextEra Energy Partners LP 4.25% 9/15/24 (a)	146,000	153,833
NRG Energy, Inc.:
3.625% 2/15/31 (a)	1,710,000	1,639,463
5.25% 6/15/29 (a)	1,251,000	1,313,550
5.75% 1/15/28	1,319,000	1,398,008
6.625% 1/15/27	1,115,000	1,157,136
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,493,473	3,738,017
PG&E Corp.:
5% 7/1/28	5,555,000	5,527,225
5.25% 7/1/30	2,395,000	2,421,944
TerraForm Power Operating LLC 5% 1/31/28 (a)	624,000	655,646
Vistra Operations Co. LLC:
5% 7/31/27 (a)	6,170,000	6,301,113
5.5% 9/1/26 (a)	2,052,000	2,118,572
5.625% 2/15/27 (a)	960,000	996,000

TOTAL UTILITIES		35,481,945

TOTAL NONCONVERTIBLE BONDS
(Cost $316,816,938)		328,183,577

Preferred Securities - 1.1%
Banks & Thrifts - 1.1%
Ally Financial, Inc. 4.7% (Cost $3,800,000)(b)(d)	3,800,000	3,904,500
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.03% (e)
(Cost $15,044,906)	15,043,836	15,046,844
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $335,661,844)		347,134,921
NET OTHER ASSETS (LIABILITIES) - 1.2%		4,287,697
NET ASSETS - 100%		$351,422,618

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,948,366 or 57.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,944
Total	$7,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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